Share-based compensation - Top Managment Bonus (Details) - Restricted Stock Units (RSUs) - Top Management Bonus - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 12, 2014	Mar. 31, 2016	Mar. 31, 2015
Share-based compensation
Number of shares granted	164,257
Grant-date fair value (per unit)	$ 36.17
Vesting period	5 years
Number of outstanding, units		98,555	131,406
The weighted-average remaining contractual term, days		730 days	914 days
The intrinsic value of outstanding units		$ 5,423	$ 6,799
Intrinsic value of awards exercised		1,700	$ 1,808
Total compensation cost related to non-vested share-based compensation awards not yet recognized		$ 3,565
March 31, 2015
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2016
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2017
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2018
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2019
Share-based compensation
Vesting awards (in shares)	32,853